Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Restructuring provision [Abstract]
Restructuring charges, net of tax		$ 3,409	$ 5,079	$ 0
Restructuring charges payable [Abstract]
Balance - Beginning of year		2,477
Balance - End of year	$ 3,167	3,167	2,477
Fiscal 2018 Plan [Member]
Restructuring provision [Abstract]
Severance expenses	2,072
Remaining non-cancelable operating lease	1,137
Income tax credits writeoffs of research and development	1,200
Impairment of long-lived assets	150
Related income taxes	1,150
Restructuring charges, net of tax	3,409
Restructuring charges payable [Abstract]
Balance - Beginning of year		0
Addition		3,209
Payments		(42)
Balance - End of year	3,167	3,167	0
Fiscal 2017 Plan [Member]
Restructuring provision [Abstract]
Severance expenses			4,049
Inventory write-offs			1,030
Restructuring charges, net of tax			5,079
Restructuring charges payable [Abstract]
Balance - Beginning of year		2,477	0
Addition		0	4,049
Payments		(2,010)	(1,572)
Reversal		(467)	0
Balance - End of year	$ 0	$ 0	$ 2,477	$ 0